Goodwill, Software and Other Intangible Assets - Schedule of Carrying Amount of Indefinite-lived Intangible Assets (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning of year	[1]	$ 2,742
Balance at end of year		2,830	$ 2,742	[1]
Contract-based [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning of year		116	116
Balance at end of year		116	116
Brand name [member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning of year			27
Impairment			(27)
Indefinite Life Intangible Assets [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Balance at beginning of year		116	143
Impairment			(27)
Balance at end of year		$ 116	$ 116

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.